CARILLON SERIES TRUST

Carillon Scout Small Cap Fund (“Scout Small Cap Fund”)

SUPPLEMENT DATED MAY 6, 2024 TO THE

PROSPECTUS, SUMMARY PROSPECTUS

AND STATEMENT OF ADDITIONAL

INFORMATION DATED APRIL 26, 2024

Effective December 31, 2024, James McBride, CFA® will no longer serve as a Portfolio Manager of the Scout Small Cap Fund. Accordingly, effective December 31, 2024, all references to Mr. McBride are deleted from the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”).

Effective January 1, 2025, Timothy L. Miller, CFA® will be named the lead portfolio manager for the Scout Small Cap Fund. Accordingly, effective January 1, 2025, all references to Mr. Miller in the Prospectus, Summary Prospectus and SAI as Portfolio Co-Manager are deleted and replaced with references to him as Lead Portfolio Manager. In addition, effective January 1, 2025, the following changes are made:

1.	On page 59 of the Prospectus and page 7 of the Summary Prospectus, the “Summaries – Carillon Scout Small Cap Fund – Portfolio Managers” section is deleted and replaced with the following:

Timothy L. Miller, CFA®, has served as Lead Portfolio Manager of the fund since January 2025. Timothy R. Burger, CFA®, has served as Portfolio Co-Manager of the fund since April 2024. Messrs. Miller and Burger are jointly and primarily responsible for the day-to-day management of the fund. Mr. Miller served as Portfolio Co-Manager of the fund from its inception in 2017 through December 2024 and Portfolio Co-Manager of the fund’s predecessor from 2013 to 2017. Mr. Burger served as a Senior Investment Analyst for the fund from 2019 to April 2024.

2.	On page 132 of the Prospectus, in the “Portfolio Managers” section, the fifth sentence of the paragraph regarding the Scout Small Cap Fund is deleted and replaced with the following:

Mr. Miller served as Portfolio Co-Manager of the fund from its inception in 2017 through December 2024 and Portfolio Co-Manager of the fund’s predecessor from 2013 to 2017.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE